DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
Schedule of breakdown of assets and liabilities attributed to discontinued operations

December 26, 2011
RMB’ 000

Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195

Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets (Note 4(b))	31,453